UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

FRANKLIN TEMPLETON

Putnam Master Intermediate Income Trust

Semi-Annual report
3 | 31 | 25

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PIM

Not FDIC Insured | No Bank Guarantee | May Lose Value

Putnam
Master Intermediate
Income Trust

Semi-Annual report
3 | 31 | 25

Letter from the President	1
Your fund at a glance	2
Other information for shareholders	3
Important notice regarding Putnam’s privacy policy	4
Summary of dividend reinvestment plans	5
Financial statements	7
Results of any shareholder votes	63

Letter from the President

May 20, 2025

Dear Shareholder:

We are pleased to provide the semi-annual report of Putnam Master Intermediate Income Trust for the six-month reporting period ended March 31, 2025. Please read on for Fund performance information during the Fund’s reporting period.

Effective April 25, 2025, Robert D. Agdern, Carol L. Colman, Anthony Grillo, Eileen A. Kamerick, Nisha Kumar, Peter Mason, Hillary A. Sale and Jane E. Trust were elected Trustees of the Fund at the Annual Meeting of Shareholders. We extend our sincere thanks to the outgoing Trustees for their service to the Fund.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. For more information on your Fund, visit www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

We look forward to helping you meet your financial goals.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/25. Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

2 Master Intermediate Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2024, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2024, up to 10% of the fund’s common shares outstanding as of September 30, 2024.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

The Investment Manager is committed to managing our funds in the best interests of our shareholders. The Putnam Investments’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available at franklintempleton.com/regulatory-fund-documents and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Investments’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Master Intermediate Income Trust 3

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

4 Master Intermediate Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Master Intermediate Income Trust 5

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

6 Master Intermediate Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Master Intermediate Income Trust 7

The fund’s portfolio 3/31/25 (Unaudited)

MORTGAGE-BACKED SECURITIES (36.9%)*	Principal amount	Value
Agency collateralized mortgage obligations (12.7%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$373,588	$80,204
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,074,970	434,507
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,587,380	362,408
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,820,718	870,191
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	117,246	16,128
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,830,705	378,707
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,079,102	620,762
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	32,850	740
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	142,428	8,344
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 9/25/50	3,291,511	495,757
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.646%, 7/25/50	2,916,916	356,858
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.637%, 8/15/56	2,045,937	282,365
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 1/25/50	2,053,070	245,090
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	708,284	107,642
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	28,238	4,677
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	861,418	122,479
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	74,209	10,597
Interest Strip Ser. 427, Class C93, IO, 4.50%, 8/25/42	2,809,096	495,815
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,961,206	672,926
REMICs Ser. 21-14, Class CI, IO, 4.50%, 11/25/49	3,756,241	884,860
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	110,009	22,831
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.946%, 4/25/40	221,040	23,759
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 3/25/48	1,220,039	117,052
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.746%, 6/25/48	2,151,885	256,278
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.696%, 5/25/47	2,633,003	289,964
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.546%, 11/25/49	2,431,302	310,439
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 8/25/49	1,192,006	122,937
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 1.446%, 10/25/41	537,026	51,620
Government National Mortgage Association
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,260,608	250,958
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	924,166	173,613
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	156,534	34,904
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	1,519,118	264,023
Ser. 16-42, IO, 5.00%, 2/20/46	703,126	135,981
Ser. 14-76, IO, 5.00%, 5/20/44	294,523	61,816

8 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-146, IO, 5.00%, 12/20/42	$192,118	$39,831
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	2,987,426	668,339
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	394,133	76,421
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	351,098	68,811
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	849,756	172,662
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	681,885	128,400
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	505,453	77,223
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,657,340	536,292
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	3,894,058	519,786
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	98,051	1,223
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	740,103	118,481
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	350,943	54,249
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	295,117	14,840
Ser. 21-156, IO, 3.50%, 7/20/51	3,602,432	600,017
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,208,113	393,713
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	749,238	123,206
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66 W	3,520,258	149,365
Ser. 16-H18, Class QI, IO, 3.319%, 6/20/66 W	880,405	46,335
Ser. 24-186, IO, 3.00%, 9/20/51	3,606,635	560,597
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,403,152	399,085
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,001,333	517,521
Ser. 15-H20, Class CI, IO, 2.991%, 8/20/65 W	1,631,130	76,492
Ser. 16-H22, Class AI, IO, 2.931%, 10/20/66 W	1,376,027	53,433
Ser. 17-H06, Class BI, IO, 2.43%, 2/20/67 W	1,600,572	50,793
Ser. 16-H06, Class DI, IO, 2.364%, 7/20/65 W	1,328,939	43,006
Ser. 17-H02, Class BI, IO, 2.363%, 1/20/67 W	943,261	35,761
Ser. 18-H02, Class EI, IO, 2.332%, 1/20/68 W	3,038,778	141,890
Ser. 15-H10, Class BI, IO, 2.319%, 4/20/65 W	949,664	42,589
Ser. 16-H09, Class BI, IO, 2.242%, 4/20/66 W	1,664,576	70,343
Ser. 18-H15, Class KI, IO, 2.298%, 8/20/68 W	1,557,796	62,574
Ser. 17-H16, Class JI, IO, 2.081%, 8/20/67 W	4,187,915	185,286
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 2.106%, 2/20/53	5,737,811	481,780
Ser. 17-H19, Class MI, IO, 2.085%, 4/20/67 W	783,065	32,516
Ser. 16-H03, Class AI, IO, 1.996%, 1/20/66 W	1,346,041	49,332
Ser. 16-H03, Class DI, IO, 1.987%, 12/20/65 W	1,073,680	36,564
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 4/20/51	5,450,635	727,574
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 4/20/51	1,790,541	240,284
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.766%, 11/20/47	2,698,792	302,899
IFB Ser. 20-96, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 7/20/50	5,514,078	710,320
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 5/20/50	1,835,511	229,820
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 8/20/49	1,781,947	219,610

Master Intermediate Income Trust 9

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 7/20/49	$1,610,054	$196,061
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 7/20/49	1,983,585	219,987
Ser. 17-H16, Class IG, IO, 1.592%, 7/20/67 W	3,207,096	81,136
Ser. 14-H21, Class BI, IO, 1.59%, 10/20/64 W	1,851,291	41,639
Ser. 17-H09, IO, 1.221%, 4/20/67 W	2,345,027	73,139
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.166%, 8/20/44	650,442	56,835
Ser. 15-H25, Class EI, IO, 1.898%, 10/20/65 W	1,037,219	29,159
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 6/20/51	4,482,183	649,414
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 5/20/51	2,682,394	362,783
Ser. 15-H20, Class AI, IO, 1.848%, 8/20/65 W	1,382,441	34,920
Ser. 16-H10, Class AI, IO, 1.846%, 4/20/66 W	3,237,068	78,496
Ser. 17-H11, Class DI, IO, 1.808%, 5/20/67 W	1,529,575	73,600
Ser. 15-H23, Class BI, IO, 1.797%, 9/20/65 W	1,367,853	28,533
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.746%, 4/20/44	1,430,657	167,046
Ser. 17-H12, Class QI, IO, 1.717%, 5/20/67 W	1,367,764	51,636
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 7/20/50	1,663,700	219,129
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66 W	934,084	18,712
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 4/20/50	2,359,067	314,430
Ser. 18-H05, Class BI, IO, 1.647%, 2/20/68 W	2,009,522	92,880
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 12/20/49	1,070,142	124,531
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 9/20/49	1,739,032	200,032
Ser. 13-H08, Class CI, IO, 1.593%, 2/20/63 W	582,088	18,962
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67 W	2,102,530	68,988
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 8/20/43	1,875,130	219,804
		21,048,347
Commercial mortgage-backed securities (12.0%)
BANK
FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57 W	4,527,025	384,243
FRB Ser. 20-BN30, Class XA, IO, 1.274%, 12/15/53 W	3,006,586	161,897
Bank5
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	5,187,099	255,445
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57 W	6,917,725	319,302
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57 W	5,936,682	127,633
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	7,482,060	461,339
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57 W	2,635,298	197,802
FRB Ser. 22-C14, Class XA, IO, 0.698%, 2/15/55 W	4,832,354	169,653

10 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	$109,656	$109,825
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	6,543,794	327,393
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	9,895,000	236,631
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	5,708,485	290,262
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	439,000	410,900
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	405,000	396,198
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	193,000	178,282
Citigroup Commercial Mortgage Trust 144A FRB Ser. 15-GC27, Class D, 4.529%, 2/10/48 W	299,211	287,176
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.751%, 4/10/47 W	441,000	414,957
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47 W	345,277	332,930
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	447,000	431,691
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	175,000	171,238
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	253,000	248,793
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	145,038	143,281
FRB Ser. 15-CR27, Class C, 4.444%, 10/10/48 W	212,000	197,267
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	158,080	148,766
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	230,306	227,516
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	281,497	269,169
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	290,000	237,603
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47 W	413,998	396,877
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	48,552
FRB Ser. 13-CR7, Class D, 4.244%, 3/10/46 W	114,515	109,220
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	216,000	209,749
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	229,957	228,206
Ser. 16-C5, Class A5, 3.757%, 11/15/48	215,000	213,083
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.09%, 1/25/51	235,000	244,806
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	797,000	830,631
GS Mortgage Securities Trust FRB Ser. 19-GC42, Class XA, IO, 0.805%, 9/10/52 W	6,088,922	174,664
GS Mortgage Securities Trust 144A FRB Ser. 13-GC13, Class AS, 3.878%, 7/10/46 W	283,823	278,863
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class B, 4.417%, 9/10/47 W	469,000	438,671
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.438%, 9/10/47 W	221,000	91,695
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63 W	4,931,371	256,781

Master Intermediate Income Trust 11

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.466%, 9/15/47 W	$201,000	$188,710
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47 W	174,000	167,602
Ser. 15-C31, Class A3, 3.801%, 8/15/48	193,478	192,204
Ser. 16-C1, Class A5, 3.576%, 3/17/49	132,000	130,337
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.484%, 2/15/47 W	232,000	203,352
FRB Ser. 14-C23, Class D, 3.966%, 9/15/47 W	100,000	87,624
FRB Ser. C14, Class D, 3.935%, 8/15/46 W	228,000	175,912
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	1,500,000	127,182
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	190,000	167,133
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46 W	194,000	47,568
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 7.745%, 2/12/51 W	11,401	14,309
FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	163,000	157,276
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	647,000	28,071
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	462,989	386
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	400,000	387,562
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.538%, 10/15/48 W	253,000	239,522
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	575,000	497,823
Ser. 14-C19, Class C, 4.00%, 12/15/47	95,515	92,496
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46 W	143,966	134,612
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C10, Class F, 3.98%, 7/15/46 W	975,000	75,170
FRB Ser. 13-C9, Class D, 3.804%, 5/15/46 W	196,000	178,413
FRB Ser. 13-C12, Class D, 4.749%, 10/15/46 W	189,000	171,845
FRB Ser. 13-C10, Class D, 3.98%, 7/15/46 W	350,000	280,002
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.854%, 7/15/51 W	199,000	185,530
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49 W	286,000	274,372
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 4.82%, 3/15/45 W	134,554	133,183
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.204%, 3/25/50	652,870	664,482
FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	522,335	531,608
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	136,955	137,170
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	458,000	445,824
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.555%, 8/25/36	123,668	108,918
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	558,952	42
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.38%, 8/15/50 W	247,000	230,452

12 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.464%, 9/15/48 W	$273,000	$262,103
FRB Ser. 15-LC22, Class AS, 4.207%, 9/15/58 W	175,000	173,771
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	437,000	433,827
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	3,235,323	169,589
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46 W	188,000	106,880
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	177,000	168,595
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.975%, 1/15/59 W	216,000	186,178
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	178,000	176,579
Ser. 15-C31, Class A4, 3.695%, 11/15/48	399,000	396,072
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	6,120,535	237,078
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.507%, 9/15/58 W	121,000	117,844
Ser. 14-LC16, Class D, 3.938%, 8/15/50	254,582	30,746
WF-RBS Commercial Mortgage Trust FRB Ser. 14-C23, Class B, 4.293%, 10/15/57 W	125,000	116,780
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.206%, 8/15/46 W	358,224	164,016
		19,855,740
Residential mortgage-backed securities (non-agency) (12.2%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	636,932	642,044
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	345,254	203,925
BBCMS Mortgage Trust FRB Ser. 25-C32, Class XA, IO, 1.13%, 2/15/62 W	2,126,545	185,395
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.935%, 1/25/36	37,844	35,982
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.615%, 11/25/47	145,992	129,273
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 4.785%, 3/25/37	635,952	544,551
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	1,000,000	975,263
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.135%, 9/25/35	170,081	151,587
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.595%, 8/25/46	67,463	60,714
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	167,179	162,281
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.135%, 9/25/35	209,287	188,649
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.094%, 11/20/35	226,810	221,032
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	1,370,930	1,184,164

Master Intermediate Income Trust 13

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	$187,843	$166,972
FRB Ser. 06-OA7, Class 1A1, 3.249%, 6/25/46 W	206,393	199,819
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/28	1,271,686	1,353,903
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 13.654%, 10/25/27	384,702	386,753
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.254%, 3/25/28	384,875	392,016
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 14.954%, 5/25/28	265,971	280,379
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.804%, 4/25/28	567,384	590,582
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 15.704%, 4/25/49	106,000	127,470
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 8/25/50	609,000	813,178
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.204%, 9/25/48	174,000	200,433
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 10.59%, 10/25/33	225,000	275,959
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.704%, 2/25/49	85,000	103,819
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.84%, 10/25/50	176,000	242,650
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.454%, 10/25/48	649,000	810,320
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/49	141,000	175,166
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.954%, 3/25/49	118,000	141,046
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/50	430,000	572,605
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	307,000	296,126
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	388,727	379,940
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	636,000	597,513
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.204%, 10/25/28	89,235	99,371
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 10/25/28	563,945	622,471
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 8/25/28	363,354	393,634
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.704%, 9/25/28	1,106,435	1,213,376

14 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (36.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/29	$118,705	$131,381
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.704%, 4/25/29	19,708	21,770
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.84%, 1/25/42	180,000	188,309
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 9/25/31	431,172	455,435
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	400,000	408,320
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.104%, 2/25/40	504,000	526,936
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.391%, 11/25/36 W	411,509	286,938
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.795%, 5/25/36	475,455	101,751
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.745%, 5/25/37	180,284	100,936
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 4.951%, 5/19/35	239,328	71,557
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.49%, 1/25/34 (Bermuda)	150,000	153,293
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/55	141,639	142,127
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 4.775%, 8/25/46	1,178,226	1,034,177
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	254,000	256,070
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 8/25/35	24,154	23,315
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.199%, 2/26/37	162,329	148,799
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 4.865%, 5/25/46	187,450	168,789
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	555,000	557,528
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	216,000	195,196
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.415%, 10/25/45	69,489	67,909
		20,160,897
Total mortgage-backed securities (cost $63,456,814)		$61,064,984

CORPORATE BONDS AND NOTES (26.0%)*	Principal amount	Value
Basic materials (2.4%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	$50,000	$50,732
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	490,000	467,089

Master Intermediate Income Trust 15

CORPORATE BONDS AND NOTES (26.0%)* cont.		Principal amount	Value
Basic materials cont.
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		$45,000	$44,615
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		215,000	203,539
Braskem Idesa SAPI sr. notes Ser. REGS, 7.45%, 11/15/29 (Mexico)		230,000	186,733
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		240,000	240,887
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		98,000	100,708
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		100,000	96,059
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		100,000	96,082
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		125,000	125,966
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		267,000	241,892
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	303,844
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$250,000	244,367
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		220,000	211,108
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 8.25%, 11/29/31 (Nigeria)		200,000	199,210
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		210,000	204,512
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		78,000	79,167
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		75,000	75,537
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		170,000	169,381
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		440,000	456,313
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		130,000	130,112
			3,927,853
Capital goods (1.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		35,000	32,803
Ambipar Lux SARL 144A company guaranty sr. unsec. notes 10.875%, 2/5/33 (Brazil)		200,000	205,150
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		340,000	357,451
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		14,000	12,759
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		137,000	132,173
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		41,000	43,014
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		465,000	463,570
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		213,000	205,154
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		260,000	262,600
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		276,000	289,192
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		93,000	99,327
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		60,000	58,269

16 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (26.0%)* cont.		Principal amount	Value
Capital goods cont.
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		$190,000	$194,341
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		65,000	65,910
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		50,000	50,294
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		45,000	45,265
			2,517,272
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		410,000	397,063
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		410,000	405,716
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		284,000	252,502
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		825,000	784,419
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		230,000	214,864
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	275,000	273,383
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$200,000	212,221
			2,540,168
Consumer cyclicals (5.2%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		205,000	207,782
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		360,000	370,613
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		480,000	486,754
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		225,000	207,692
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		232,000	235,323
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30		70,000	69,771
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		200,000	196,279
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		290,000	256,098
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	255,000	272,202
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$397,000	402,440
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		425,000	416,042
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	329,180
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$450,000	456,524
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		265,000	251,371
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		153,000	153,998
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		117,000	114,356
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		205,000	203,309
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		265,000	250,063
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		76,000	79,223

Master Intermediate Income Trust 17

CORPORATE BONDS AND NOTES (26.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		$255,000	$250,801
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		205,000	205,312
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		25,000	25,244
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		190,000	190,029
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		80,000	78,611
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		200,000	198,303
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		195,000	192,549
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		275,000	276,232
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		285,000	256,319
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		477,000	458,825
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		220,000	209,806
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	595,000	645,513
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$45,000	47,703
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		185,000	197,766
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		230,000	211,473
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		205,000	194,737
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		70,000	72,484
			8,670,727
Consumer staples (1.2%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		208,000	204,365
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		220,000	213,590
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		200,000	207,455
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		250,000	238,968
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		65,000	65,271
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		210,000	213,607
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		110,000	102,910
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		410,000	418,170
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		88,000	81,286
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		256,000	243,130
			1,988,752

18 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (26.0%)* cont.	Principal amount	Value
Energy (3.5%)
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)	$205,000	$209,520
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	250,000	245,635
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	145,000	144,372
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	170,000	174,793
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	530,000	547,343
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	185,000	188,197
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	85,000	83,309
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	270,000	254,214
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	65,000	65,345
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	450,000	445,415
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	455,000	450,591
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28	333,000	337,464
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	146,000	148,274
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	210,000	184,683
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	190,000	186,273
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)	380,000	381,681
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	217,000	203,987
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	210,000	208,467
Southern Gas Corridor CJSC company guaranty sr. unsec. notes Ser. REGS, 6.875%, 3/24/26 (Azerbaijan)	360,000	363,925
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	125,000	125,217
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29	200,000	209,198
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	107,625	107,045
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	450,000	456,708
		5,721,656
Financials (5.6%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	200,000	203,611
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	305,000	301,821
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)	200,000	211,221
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	450,000	463,499
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	205,000	205,148
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	410,000	422,713
Athene Global Funding 144A notes 5.583%, 1/9/29	205,000	209,434
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	210,000	211,760

Master Intermediate Income Trust 19

CORPORATE BONDS AND NOTES (26.0%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	$430,000	$446,985
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	215,000	213,115
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)	200,000	207,482
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28	200,000	208,681
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	210,000	210,992
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	355,000	391,449
GA Global Funding Trust 144A notes 4.40%, 9/23/27	225,000	223,728
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	450,000	479,327
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	190,000	199,728
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	820,000	839,513
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	610,000	618,473
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	155,000	158,015
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	500,000	500,284
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28	205,000	207,961
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)	400,000	380,198
Protective Life Global Funding 144A 5.467%, 12/8/28	265,000	272,675
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	205,000	204,796
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	145,000	146,993
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	200,000	203,665
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30	425,000	421,720
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	410,000	421,229
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	35,000	34,405
		9,220,621
Government (0.2%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)	300,000	305,816
		305,816
Health care (1.4%)
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	210,000	210,706
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	117,000	116,929
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)	510,000	483,988
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	430,000	461,232
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31	455,000	461,935
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	449,000	500,985
		2,235,775
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	205,000	202,795
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	450,000	424,243
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29	210,000	212,281

20 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (26.0%)* cont.		Principal amount	Value
Technology cont.
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		$186,000	$209,400
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		337,000	337,280
			1,385,999
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	200,000	242,026
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		$125,000	126,455
			368,481
Utilities and power (2.5%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)		230,000	231,705
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		170,000	171,649
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		205,000	210,607
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		200,000	210,147
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		300,000	320,510
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		410,000	414,957
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		205,000	209,527
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		250,000	252,157
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		115,000	113,308
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		200,000	206,702
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)		200,000	202,143
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		475,000	456,507
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		260,000	268,218
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		455,000	426,575
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		210,000	214,219
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		270,000	256,620
			4,165,551
Total corporate bonds and notes (cost $42,750,205)			$43,048,671

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (26.9%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (9.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/55	$5,000,000	$5,011,057
5.50%, 5/20/49	17,060	17,392
5.00%, TBA, 4/1/55	4,000,000	3,934,793
5.00%, 5/20/49	49,796	49,454
4.50%, TBA, 4/1/55	5,000,000	4,797,656
3.50%, with due dates from 10/20/49 to 3/20/50	208,923	189,306
2.50%, TBA, 4/1/55	1,000,000	853,076
		14,852,734

Master Intermediate Income Trust 21

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (26.9%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (17.9%)
Federal National Mortgage Association Pass-Through Certificates 5.00%, with due dates from 1/1/49 to 8/1/49	$48,710	$48,527
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/55	7,000,000	7,218,930
6.00%, TBA, 4/1/55	4,000,000	4,063,193
5.50%, TBA, 4/1/55	10,000,000	9,988,270
5.00%, TBA, 4/1/55	1,000,000	980,207
4.50%, TBA, 4/1/55	2,000,000	1,913,247
4.00%, TBA, 4/1/55	3,000,000	2,795,606
3.50%, TBA, 4/1/55	1,000,000	901,958
3.00%, TBA, 4/1/55	1,000,000	866,798
2.50%, TBA, 4/1/55	1,000,000	831,670
		29,608,406
Total U.S. government and agency mortgage obligations (cost $44,440,781)		$44,461,140

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)*		Principal amount	Value
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		$230,000	$195,345
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	660,000	588,764
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	157,000	151,164
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		$1,060,000	1,033,098
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	194,995
Bulgaria (Republic of) sr. unsec. unsub. notes 3.625%, 9/5/32 (Bulgaria)	EUR	280,000	307,291
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	320,000	273,079
Chile (Republic of) sr. unsec. unsub. notes 4.95%, 1/5/36 (Chile)		$600,000	583,050
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		560,000	563,920
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		320,000	324,381
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	945,000	960,621
Dominican Republic (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic		$330,000	332,475
Dominican Republic (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	285,619
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		420,000	401,176
Egypt (Arab Republic of) 144A sr. unsec. notes 8.625%, 2/4/30 (Egypt)		310,000	300,369
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		370,000	290,140
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		700,000	705,600
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		200,000	199,412

22 Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)* cont.		Principal amount	Value
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		$410,000	$408,996
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		386,250	379,436
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		200,000	200,478
Montenegro (Republic of) 144A sr. unsec. notes 4.875%, 4/1/32 (Montenegro)	EUR	220,000	233,264
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		$730,000	756,134
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		440,000	388,850
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		430,000	378,035
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		350,000	360,257
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		420,000	429,471
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		530,000	512,112
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		430,000	440,022
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		370,000	381,516
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		300,000	291,795
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)		250,000	237,978
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		300,000	327,499
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		700,000	575,547
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		330,000	327,434
Total foreign government and agency bonds and notes (cost $14,283,571)			$14,319,323

SENIOR LOANS (5.9%)*c		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.204%, 4/3/28 (Netherlands)	EUR	200,000	$216,540
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/26/29		$202,434	200,775
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31		89,775	89,607
			506,922
Capital goods (0.8%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.805%, 3/18/30		416,901	417,596
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32		59,983	59,183
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/28/28		166,999	164,494
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28		197,949	196,006

Master Intermediate Income Trust 23

SENIOR LOANS (5.9%)*c cont.	Principal amount	Value
Capital goods cont.
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	$131,870	$131,681
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.799%, 2/28/31	118,802	118,282
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 1/20/31	199,000	197,421
		1,284,663
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 1.50%), 9.00%, 4/15/27	207,812	195,826
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	422,089	416,707
		612,533
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.075%, 1/3/29	86,013	85,831
Banijay US Holding, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 3/1/28	80,964	81,040
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.563%, 1/24/31	217,800	216,711
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.325%, 10/18/28	360,664	360,889
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31	194,461	192,916
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	199,486	196,703
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 11/29/30	108,625	108,334
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.438%, 10/27/28	235,705	216,579
Hunter Douglas, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 1/14/32	179,970	172,501
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	200,103	197,393
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.299%, 3/26/31	89,551	89,663
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	203,459	202,526
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.325%, 3/7/31	49,500	49,299
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	467,629	454,519
		2,624,904
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	265,862	264,499
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	33,174	33,038
		297,537

24 Master Intermediate Income Trust

SENIOR LOANS (5.9%)*c cont.	Principal amount	Value
Energy (0.4%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.299%, 12/31/30	$691,315	$690,302
		690,302
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.069%, 9/12/31	198,003	197,013
		197,013
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 9/29/28	124,421	124,266
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	336,338	335,578
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.325%, 5/6/31	114,425	114,420
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	179,900	179,762
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.072%, 3/10/31	178,650	177,504
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 2/21/31	202,955	202,390
Phoenix Newco, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 11/15/28	240,802	240,547
Waystar Technologies, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/22/29	92,323	92,092
		1,466,559
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.00%), 7.309%, 2/3/31	93,697	93,646
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	342,100	339,379
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.572%, 1/18/29	198,000	197,753
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	198,500	184,512
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.323%, 3/1/29	218,901	209,489
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 8/31/28	235,791	235,312
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	208,425	208,218
		1,468,309
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	347,092	343,539
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.049%, 4/5/31	134,325	133,234
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.549%, 2/14/31	168,300	162,452
		639,225
Total senior loans (cost $9,673,244)		$9,787,967

Master Intermediate Income Trust 25

CONVERTIBLE BONDS AND NOTES (2.8%)*	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$22,000	$51,640
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	64,000	68,080
		119,720
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	46,000	40,653
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	34,000	44,982
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	42,000	70,182
Global Payments, Inc. cv. sr. unsec. notes 1.50%, 3/1/31	81,000	76,707
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	91,000	110,793
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	71,000	98,832
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	74,000	76,775
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	65,000	63,668
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	38,000	53,290
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	55,000	53,797
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	72,000	73,044
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	32,000	30,478
		793,201
Consumer staples (0.3%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	55,679
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	111,000	94,600
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	92,000	96,313
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	43,000	51,364
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	62,000	57,389
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	89,000	108,758
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	79,000	77,420
		541,523
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	41,757
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	61,000	64,511
		106,268
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	40,000	37,180
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29	117,000	116,158
Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.75%, 9/1/28	33,000	32,455
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29 R	50,000	65,625
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	51,000	83,258
		334,676

26 Master Intermediate Income Trust

CONVERTIBLE BONDS AND NOTES (2.8%)* cont.	Principal amount	Value
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	$63,000	$72,702
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	49,000	46,268
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	113,000	101,248
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	103,000	88,743
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	49,000	46,771
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	65,000	83,286
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	59,000	74,935
Integer Holdings Corp. 144A cv. sr. unsec. sub. notes 1.875%, 3/15/30	66,000	66,858
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	65,033
Merit Medical Systems, Inc. 144A cv. sr. unsec. notes 3.00%, 2/1/29	37,000	50,413
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	50,000	48,900
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	21,000	19,551
		764,708
Technology (0.8%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	84,000	82,089
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	72,000	65,412
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	62,000	59,892
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	82,000	71,627
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	98,000	102,312
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	24,000	27,336
Lumentum Holdings, Inc. cv. sr. unsec. sub. notes 0.50%, 6/15/28	112,000	103,768
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	48,000	45,036
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/30	105,000	100,334
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	65,000	58,630
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	66,000	69,896
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	88,000	76,124
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	49,000	59,763
Parsons Corp. cv. sr. unsec. notes 2.625%, 3/1/29	41,000	41,062
Progress Software Corp. cv. sr. unsec. sub. notes 3.50%, 3/1/30	56,000	59,080
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	102,000	122,999
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	100,000	116,000
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	90,000	110,110
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	51,000	60,849
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	82,000	18,450
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	39,000	36,377
		1,487,146
Utilities and power (0.3%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	51,000	56,534
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	25,000	58,259
PG&E Corp. cv. sr. notes 4.25%, 12/1/27	92,000	97,428

Master Intermediate Income Trust 27

CONVERTIBLE BONDS AND NOTES (2.8%)* cont.	Principal amount	Value
Utilities and power cont.
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	$92,000	$103,178
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	94,000	104,740
		420,139
Total convertible bonds and notes (cost $4,526,388)		$4,567,381

INVESTMENT COMPANIES (1.6%)*	Shares	Value
Franklin Ultra Short Bond ETF	106,682	$2,669,184
Total investment companies (cost $2,650,655)		$2,669,184

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 0.625%, 11/30/27 [i]	$151,000	$138,942
Total U.S. treasury obligations (cost $138,942)		$138,942

SHORT-TERM INVESTMENTS (16.8%)*		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 4.08% L	Shares	5,872,687	$5,872,687
Putnam Short Term Investment Fund Class P 4.53% L	Shares	9,988,154	9,988,154
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares	1,150,000	1,150,000
Barclays Bank PLC commercial paper 4.466%, 4/7/25 (United Kingdom)		$800,000	799,323
BPCE SA commercial paper 4.502%, 8/18/25 (France)		800,000	786,564
Canadian Imperial Bank of Commerce/New York, NY FRN certificates of deposit 4.660%, 2/9/26		800,000	800,169
Credit Agricole Corporate and Investment Bank/New York commercial paper 4.367%, 5/21/25 (France)		750,000	745,451
GTA Funding,LLC asset-backed commercial paper 4.411%, 5/14/25		800,000	795,727
Mizuho Bank, Ltd./New York, NY FRN certificates of deposit 4.580%, 8/6/25		1,000,000	1,000,165
Royal Bank of Canada commercial paper 4.630%, 3/23/26 (Canada)		850,000	849,949
Sheffield Receivables Co., LLC asset-backed commercial paper 4.408%, 6/5/25 (United Kingdom)		800,000	793,605
Sumitomo Mitsui Trust Bank,Ltd./Singapore commercial paper 4.417%, 5/27/25 (Singapore)		800,000	794,511
Toronto-Dominion Bank/NY FRN certificates of deposit 4.620%, 4/2/26 (Canada)		850,000	850,493
Victory Receivables Corp. asset-backed commercial paper 4.459%, 4/15/25 (Japan)		800,000	798,542
U.S. Treasury Bills 4.312%, 4/8/25 # ∆		700,000	699,423
U.S. Treasury Bills 4.300%, 4/22/25 # ∆		1,000,000	997,524
Total short-term investments (cost $27,721,848)			$27,722,287

TOTAL INVESTMENTS
Total investments (cost $209,642,448)	$207,779,879

28 Master Intermediate Income Trust

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations
bp	Basis Points
CJSC	Closed Joint Stock Company
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $165,275,424.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $399,115 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Master Intermediate Income Trust 29

∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $494,128 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $13,564,337) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/18/25	$166,753	$165,535	$(1,218)
	Canadian Dollar	Sell	4/16/25	278	278	—
	Euro	Sell	6/18/25	181,913	180,342	(1,571)
	Japanese Yen	Buy	5/21/25	432,437	426,439	5,998
	New Zealand Dollar	Sell	4/16/25	11,189	10,972	(217)
	Norwegian Krone	Sell	6/18/25	237,873	230,773	(7,100)
	Swedish Krona	Sell	6/18/25	31,333	31,214	(119)
	Swiss Franc	Buy	6/18/25	40,613	40,548	65
Barclays Bank PLC
	Australian Dollar	Sell	4/16/25	24,185	23,831	(354)
	Canadian Dollar	Sell	4/16/25	57,513	57,579	66
	Euro	Sell	6/18/25	122,940	121,899	(1,041)
	Norwegian Krone	Sell	6/18/25	11,919	11,560	(359)
	Swiss Franc	Buy	6/18/25	77,575	77,430	145
Citibank, N.A.
	British Pound	Sell	6/18/25	241,798	240,255	(1,543)
	Euro	Sell	6/18/25	945,989	937,892	(8,097)

30 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $13,564,337) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
	Norwegian Krone	Sell	6/18/25	$101,465	$98,381	$(3,084)
	Swedish Krona	Sell	6/18/25	5,167	5,145	(22)
Goldman Sachs International
	Canadian Dollar	Sell	4/16/25	6,259	6,266	7
	Japanese Yen	Buy	5/21/25	787,730	776,798	10,932
	Swedish Krona	Sell	6/18/25	203,949	203,140	(809)
	Swiss Franc	Buy	6/18/25	144,884	144,629	255
HSBC Bank PLC
	Australian Dollar	Sell	4/16/25	36,246	36,491	245
	Canadian Dollar	Sell	4/16/25	308,430	309,880	1,450
	Euro	Sell	6/18/25	211,127	209,354	(1,773)
	New Zealand Dollar	Sell	4/16/25	249,459	250,173	714
	Norwegian Krone	Sell	6/18/25	16,653	16,153	(500)
	Swedish Krona	Sell	6/18/25	55,030	54,806	(224)
	Swiss Franc	Buy	6/18/25	25,554	25,492	62
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/25	36,246	36,491	(245)
	Australian Dollar	Sell	4/16/25	36,246	35,720	(526)
	Canadian Dollar	Buy	4/16/25	308,430	309,880	(1,450)
	Canadian Dollar	Sell	4/16/25	308,378	308,761	383
	New Zealand Dollar	Buy	4/16/25	249,459	250,173	(714)
	New Zealand Dollar	Sell	4/16/25	249,459	244,596	(4,863)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/16/25	136,166	136,261	95
	Norwegian Krone	Sell	6/18/25	9,743	9,447	(296)
	Swiss Franc	Buy	6/18/25	40,613	40,538	75
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/16/25	699,798	690,068	(9,730)
	British Pound	Sell	6/18/25	117,412	116,734	(678)
	Euro	Sell	6/18/25	1,396,741	1,388,392	(8,349)
	New Zealand Dollar	Sell	4/16/25	281,323	275,829	(5,494)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/25	135,860	135,726	134
	Euro	Sell	6/18/25	2,005,989	1,989,046	(16,943)
	Swedish Krona	Sell	6/18/25	310,551	309,284	(1,267)
Toronto-Dominion Bank
	Australian Dollar	Sell	4/16/25	228,662	225,335	(3,327)
	British Pound	Sell	6/18/25	130,586	129,615	(971)
	Canadian Dollar	Sell	4/16/25	288,610	288,938	328
	Euro	Sell	6/18/25	299,494	299,466	(28)
	Japanese Yen	Buy	5/21/25	4,104	4,047	57
	Norwegian Krone	Sell	6/18/25	205,923	199,722	(6,201)

Master Intermediate Income Trust 31

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $13,564,337) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
UBS AG
	Australian Dollar	Sell	4/16/25	$13,624	$13,423	$(201)
	Canadian Dollar	Sell	4/16/25	9,041	9,047	6
	Euro	Sell	6/18/25	324,402	321,539	(2,863)
	Japanese Yen	Buy	5/21/25	807,762	796,793	10,969
	New Zealand Dollar	Sell	4/16/25	43,053	42,210	(843)
	Swedish Krona	Sell	6/18/25	5,957	5,934	(23)
WestPac Banking Corp.
	Australian Dollar	Sell	4/16/25	7,499	7,388	(111)
	British Pound	Sell	6/18/25	11,625	11,547	(78)
	Canadian Dollar	Sell	4/16/25	238,873	239,132	259
Unrealized appreciation						32,245
Unrealized (depreciation)						(93,232)
Total						$(60,987)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	26	$3,311,525	$3,311,525	Jun-25	$26,136
U.S. Treasury Note 2 yr (Short)	11	2,278,891	2,278,891	Jun-25	(10,767)
U.S. Treasury Note 5 yr (Long)	92	9,950,375	9,950,375	Jun-25	106,234
U.S. Treasury Note Ultra 10 yr (Long)	66	7,532,250	7,532,250	Jun-25	95,148
Unrealized appreciation					227,518
Unrealized (depreciation)					(10,767)
Total					$216,751

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30	$63,150,000	$138,930	$(61,571)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85	42,100,000	(174,715)	71,233
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	4,174,800	(99,569)	8,425
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	4,174,800	(99,569)	(19,179)
2.91/US SOFR/Mar-52 (Purchased)	Mar-32/2.91	1,652,300	(100,790)	(1,487)
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625	477,100	(22,090)	(2,164)
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125	477,100	(22,090)	(1,439)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	3,079,100	(342,320)	(30,292)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	3,079,100	(358,420)	(67,146)
Citibank, N.A.
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	7,438,800	(84,058)	(16,700)

32 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	7,377,200	$(162,503)	$(100,071)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	7,377,200	(162,503)	(37,684)
(3.965)/US SOFR/Mar-38 (Purchased)	Mar-28/3.965		$885,900	(48,282)	(2,083)
3.965/US SOFR/Mar-38 (Purchased)	Mar-28/3.965		885,900	(48,282)	2,171
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		1,529,600	(1,320,856)	(34,494)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	273,071
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(117,652)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	209,535
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(60,138)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	187,691
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(49,392)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	5,556,400	(150,318)	(19,899)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	5,556,400	(119,351)	(54,818)
Mizuho Capital Markets LLC
(4.01)/US SOFR/Mar-52 (Purchased)	Mar-32/4.01		$215,700	(25,862)	(478)
4.01/US SOFR/Mar-52 (Purchased)	Mar-32/4.01		215,700	(25,862)	1,534
Morgan Stanley & Co. International PLC
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	1,584,600	(439,649)	8,250
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	128,003
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(48,278)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	38,662
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(22,653)
Unrealized appreciation					928,575
Unrealized (depreciation)					(747,618)
Total					$180,957

Master Intermediate Income Trust 33

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $17,673,750) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 4/1/55	$2,000,000	4/21/25	$1,919,063
Uniform Mortgage-Backed Securities, 6.50%, 4/1/55	7,000,000	4/14/25	7,218,930
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	5,000,000	4/14/25	4,783,118
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	4,000,000	4/14/25	3,727,475
Total			$17,648,586

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$9,066,000	$39,800	$36,623	3/19/30	US SOFR — Annually	3.75% — Annually	$76,745
	360,000	473	(1,004)	3/19/35	3.75% — Annually	US SOFR — Annually	(544)
	3,451,000	151,261	(139,426)	3/19/55	3.55% — Annually	US SOFR — Annually	11,961
	145,520,000	334,987 E	160,498	6/18/27	3.75% — Annually	US SOFR — Annually	(174,489)
	108,639,000	623,588 E	(338,020)	6/18/30	US SOFR — Annually	3.75% — Annually	285,572
	41,431,000	321,256 E	196,259	6/18/35	3.85% — Annually	US SOFR — Annually	(124,997)
	119,000	1,343 E	1,594	6/18/55	US SOFR — Annually	3.85% — Annually	2,937
AUD	653,200	1,471 E	(8)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,462
AUD	10,155,000	77,547	(53)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	76,872
AUD	1,398,800	3,655 E	(17)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(3,673)
AUD	18,963,000	4,728	6,119	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	13,380
AUD	16,727,800	321,870	101,667	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(242,512)
AUD	9,109,000	62,137	121,939	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	46,145
AUD	26,915,000	227,613	53,628	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	330,598
AUD	36,885,800	21,896	(59)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	9,770

34 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
AUD	1,277,000	$16,911	$(18,595)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	$(1,612)
AUD	7,483,000	7,453 E	(1,702)	6/18/27	6 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	5,751
AUD	3,053,000	19,576 E	14,699	6/18/35	4.45% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(4,878)
CAD	6,432,000	4,796 E	2,858	6/18/27	Canadian Overnight Repo Rate — Semiannually	2.35% — Semiannually	7,654
CAD	2,673,000	2,900 E	(6,644)	6/18/35	2.75% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(9,544)
CHF	1,301,000	26,749 E	1,171	6/18/35	Swiss Average Rate Overnight — Annually	0.85% — Annually	27,920
EUR	2,142,000	49,512	(48,148)	3/19/30	1.95% — Annually	6 month EUR-EURIBOR — Semiannually	1,879
EUR	1,000,000	57,748	15,218	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(42,735)
EUR	725,000	93,690	38,463	3/19/55	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(55,375)
EUR	5,953,000	22,999 E	(5,701)	6/18/27	6 month EUR-EURIBOR — Semiannually	2.35% — Annually	17,299
EUR	2,208,000	17,608 E	6,951	6/18/35	6 month EUR-EURIBOR — Semiannually	2.75% — Annually	24,559
GBP	3,245,000	5,734 E	(5,607)	6/18/27	Sterling Overnight Index Average — Annually	4.05% — Annually	127
GBP	1,539,000	2,171 E	958	6/18/35	Sterling Overnight Index Average — Annually	4.15% — Annually	(1,213)
NOK	18,757,000	7,779 E	(4,817)	6/18/35	4.15% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(12,595)
NZD	1,487,000	8,622 E	1,332	6/18/35	4.25% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(7,290)

Master Intermediate Income Trust 35

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited) cont.
Notional amount .		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
SEK	17,768,000	$4,195 E	$(6,957)	6/18/35	2.95% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	$(11,152)
Total			$183,219	$248,022
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation
Morgan Stanley & Co. International PLC
$1,075,356	$1,062,172	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$7,951
Upfront premium received		—		Unrealized appreciation		7,951
Upfront premium (paid)		—		Unrealized (depreciation)		—
Total		$—		Total	$7,951

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BBB−/P	$4,375	$27,908	$3,949	5/11/63	300 bp — Monthly	$442
CMBX NA BBB−.6 Index	BBB−/P	3,933	30,089	4,258	5/11/63	300 bp — Monthly	(307)
CMBX NA BBB−.6 Index	BBB−/P	5,424	39,246	5,553	5/11/63	300 bp — Monthly	(107)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	B+/P	203,945	477,000	168,763	12/16/72	500 bp — Monthly	35,646
CMBX NA BB.6 Index	BB−/P	49,554	145,310	33,552	5/11/63	500 bp — Monthly	16,143
CMBX NA BBB−.16 Index	BBB−/P	7,729	34,000	5,885	4/17/65	300 bp — Monthly	1,863
Goldman Sachs International
CMBX NA BB.6 Index	BB−/P	28,991	85,146	19,660	5/11/63	500 bp — Monthly	9,414
CMBX NA BBB−.16 Index	BBB−/P	2,464	12,000	2,077	4/17/65	300 bp — Monthly	394

36 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA BB.10 Index	CCC+/P	$9,629	$120,000	$62,052	5/11/63	500 bp — Monthly	$(52,306)
CMBX NA BBB−.8 Index	B/P	4,054	20,738	3,455	10/17/57	300 bp — Monthly	612
Merrill Lynch International
CMBX NA A.13 Index	A−/P	24,894	191,000	12,950	12/16/72	200 bp — Monthly	12,019
CMBX NA A.13 Index	A−/P	25,425	191,000	12,950	12/16/72	200 bp — Monthly	12,549
CMBX NA BB.6 Index	BB−/P	13,977	63,732	14,716	5/11/63	500 bp — Monthly	(677)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	BB−/P	100,044	286,541	66,162	5/11/63	500 bp — Monthly	34,160
CMBX NA BBB−.16 Index	BBB−/P	4,319	19,000	3,289	4/17/65	300 bp — Monthly	1,041
Upfront premium received		488,757		Unrealized appreciation		124,283
Upfront premium (paid)		—		Unrealized (depreciation)		(53,397)
Total		$488,757		Total		$70,886
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(356,866)	$769,000	$397,650	11/17/59	(500 bp) — Monthly	$40,035
CMBX NA BB.10 Index	(116,872)	290,000	149,959	11/17/59	(500 bp) — Monthly	32,805
CMBX NA BB.10 Index	(116,469)	289,000	149,442	11/17/59	(500 bp) — Monthly	32,692
CMBX NA BB.10 Index	(61,257)	152,000	78,599	11/17/59	(500 bp) — Monthly	17,195
CMBX NA BB.8 Index	(64,084)	137,538	68,384	10/17/57	(500 bp) — Monthly	4,167
CMBX NA BBB−.10 Index	(139,762)	465,000	90,257	11/17/59	(300 bp) — Monthly	(49,777)
CMBX NA BBB−.6 Index	(41,772)	97,243	13,760	5/11/63	(300 bp) — Monthly	(28,069)

Master Intermediate Income Trust 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
CMBX NA BB.8 Index	$(17,149)	$39,031	$19,406	10/17/57	(500 bp) — Monthly	$2,219
Merrill Lynch International
CMBX NA BB.10 Index	(15,875)	279,000	144,271	11/17/59	(500 bp) — Monthly	128,125
Morgan Stanley & Co. International PLC
CMBX NA BBB−.10 Index	(166,855)	516,000	100,156	11/17/59	(300 bp) — Monthly	(67,000)
Upfront premium received	—		Unrealized appreciation		257,238
Upfront premium (paid)	(1,096,961)		Unrealized (depreciation)		(144,846)
Total	$(1,096,961)		Total		$112,392
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 44 Index	B+/P	$(427,909)	$8,873,000	$458,734	6/20/30	500 bp — Quarterly	$30,825
Total	$(427,909)		$30,825
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

38 Master Intermediate Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$4,567,381	$—
Corporate bonds and notes	—	43,048,671	—
Foreign government and agency bonds and notes	—	14,319,323	—
Investment companies	2,669,184	—	—
Mortgage-backed securities	—	61,064,984	—
Senior loans	—	9,787,967	—
U.S. government and agency mortgage obligations	—	44,461,140	—
U.S. treasury obligations	—	138,942	—
Short-term investments	7,022,687	20,699,600	—
Totals by level	$9,691,871	$198,088,008	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(60,987)	$—
Futures contracts	216,751	—	—
Forward premium swap option contracts	—	180,957	—
TBA sale commitments	—	(17,648,586)	—
Interest rate swap contracts	—	64,803	—
Total return swap contracts	—	7,951	—
Credit default contracts	—	1,250,216	—
Totals by level	$216,751	$(16,205,646)	$—

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 39

Statement of assets and liabilities 3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $191,130,952)	$189,249,854
Affiliated issuers (identified cost $18,511,496) (Note 5)	18,530,025
Cash	62,476
Foreign currency (cost $10) (Note 1)	8
Dividends, interest and other receivables	1,603,820
Receivable for investments sold	482,317
Receivable for sales of TBA securities (Note 1)	12,126,510
Receivable for variation margin on futures contracts (Note 1)	6,972
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,139,887
Unrealized appreciation on forward premium swap option contracts (Note 1)	928,575
Unrealized appreciation on forward currency contracts (Note 1)	32,245
Unrealized appreciation on OTC swap contracts (Note 1)	389,472
Premium paid on OTC swap contracts (Note 1)	1,096,961
Deposits with broker (Note 1)	2,042,878
Total assets	227,692,000

LIABILITIES
Payable for investments purchased	1,486,924
Payable for purchases of TBA securities (Note 1)	38,610,283
Payable for compensation of Manager (Note 2)	294,920
Payable for custodian fees (Note 2)	36,287
Payable for investor servicing fees (Note 2)	20,632
Payable for Trustee compensation and expenses (Note 2)	84,851
Payable for administrative services (Note 2)	325
Payable for variation margin on futures contracts (Note 1)	2,875
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,134,539
Distributions payable to shareholders	53,673
Unrealized depreciation on forward premium swap option contracts (Note 1)	747,618
Unrealized depreciation on OTC swap contracts (Note 1)	198,243
Premium received on OTC swap contracts (Note 1)	488,757
Unrealized depreciation on forward currency contracts (Note 1)	93,232
TBA sale commitments, at value (proceeds receivable $17,673,750) (Note 1)	17,648,586
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,288,942
Payable to broker (Note 1)	61,780
Other accrued expenses	164,109
Total liabilities	62,416,576

Net assets	$165,275,424

(Continued on next page)

40 Master Intermediate Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$297,074,826
Total distributable earnings (Note 1)	(131,799,402)
Total — Representing net assets applicable to capital shares outstanding	$165,275,424

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($165,275,424 divided by 48,184,341 shares)	$3.43

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 41

Statement of operations Six months ended 3/31/25 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $709)	$4,578,057
Dividends (including dividend income of $596,051 from investments in affiliated issuers)	596,051
Total investment income	5,174,108

EXPENSES
Compensation of Manager (Note 2)	619,715
Investor servicing fees (Note 2)	41,480
Custodian fees (Note 2)	34,488
Trustee compensation and expenses (Note 2)	2,829
Administrative services (Note 2)	1,870
Auditing and tax fees	75,232
Legal	46,317
Other	53,569
Fees waived and reimbursed by Manager (Note 2)	(20,303)
Total expenses	855,197
Expense reduction (Note 2)	(1,289)
Net expenses	853,908

Net investment income	4,320,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,367,465)
Foreign currency transactions (Note 1)	(5,330)
Forward currency contracts (Note 1)	317,638
Futures contracts (Note 1)	(646,834)
Swap contracts (Note 1)	1,179,468
Written options (Note 1)	433,953
Total net realized loss	(88,570)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(3,512,145)
Securities from affiliated issuers (Note 5)	18,529
Assets and liabilities in foreign currencies	(1,770)
Forward currency contracts	65,073
Futures contracts	246,942
Swap contracts	444,103
Written options	1,215,336
Total change in net unrealized depreciation	(1,523,932)

Net loss on investments	(1,612,502)

Net increase in net assets resulting from operations	$2,707,698

The accompanying notes are an integral part of these financial statements.

42 Master Intermediate Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/25*	Year ended 9/30/24
Operations
Net investment income	$4,320,200	$9,683,082
Net realized loss on investments
and foreign currency transactions	(88,570)	(4,922,629)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(1,523,932)	16,956,205
Net increase in net assets resulting from operations	2,707,698	21,716,658
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(6,360,333)	(8,296,682)
From return of capital	—	(4,454,489)
Decrease from capital share transactions (Note 4)	—	(1,179,070)
Total increase (decrease) in net assets	(3,652,635)	7,786,417

NET ASSETS
Beginning of period	168,928,059	161,141,642
End of period	$165,275,424	$168,928,059

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	48,184,341	48,559,516
Shares repurchased (Note 5)	—	(375,175)
Shares outstanding at end of period	48,184,341	48,184,341

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 43

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
Six months ended				Year ended
	3/31/25**	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$3.51	$3.32	$3.52	$4.08	$4.30	$4.83
Investment operations:
Net investment income [a]	.09	.20	.16	.18	.19	.18
Net realized and unrealized
gain (loss) on investments	(.04)	.25	(.11)	(.49)	(.13)	(.35)
Total from investment operations	.05	.45	.05	(.31)	.06	(.17)
Less distributions:
From net investment income	(.13)	(.17)	(.20)	(.26)	(.03)	(.21)
From return of capital	—	(.09)	(.06)	—	(.25)	(.15)
Total distributions	(.13)	(.26)	(.26)	(.26)	(.28)	(.36)
Increase from shares repurchased [b]	—	—[f]	.01	.01	—[f]	—[f]
Net asset value, end of period	$3.43	$3.51	$3.32	$3.52	$4.08	$4.30
Market price, end of period	$3.32	$3.39	$3.02	$3.25	$4.07	$4.11
Total return at market price (%) [c]	1.87*	21.73	0.77	(14.14)	5.82	(2.85)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$165,275	$168,928	$161,142	$176,942	$208,743	$220,091
Ratio of expenses to average
net assets (%) [d]	.52*g,h	1.02[g]	1.09	1.04	1.01	1.01
Ratio of net investment income
to average net assets (%)	2.61*g,h	5.85[g]	4.45	4.83	4.35	3.98
Portfolio turnover (%) [e]	302*	971	1,295	949	1,073	995

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b See Note 4.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2).

e Portfolio turnover includes TBA purchase and sales commitments.

f Amount represents less than $0.01 per share.

g Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):

Percentage of average
net assets
March 31, 2025	0.01%
September 30, 2024	0.03

h Reflects a waiver of certain fund expenses in connection with investments in Franklin Ultra Short Bond ETF during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).

The accompanying notes are an integral part of these financial statements.

44 Master Intermediate Income Trust

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of
Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
Templeton Services
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of
Franklin Templeton
Putnam Retail	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of
Management	Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations.

Master Intermediate Income Trust 45

Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

46 Master Intermediate Income Trust

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Master Intermediate Income Trust 47

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate

48 Master Intermediate Income Trust

swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,297,937 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the

Master Intermediate Income Trust 49

underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $744,941 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $73,901 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

50 Master Intermediate Income Trust

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $417,566 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $494,128 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$41,166,336	$68,312,376	$109,478,712

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $264,619 to its fiscal year ending September 30, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and September 30, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and September 30, 2024.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $210,662,216, resulting in gross unrealized appreciation and depreciation of $8,639,651 and $27,510,883, respectively, or net unrealized depreciation of $18,871,232.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However, the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their

Master Intermediate Income Trust 51

shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.374% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, both of which are open-end management investment companies managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF. During the reporting period, management fees paid were reduced by $18,018 and $2,285 relating to the fund’s investment in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, respectively.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

52 Master Intermediate Income Trust

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,289 under the expense offset arrangements.

Each Independent Trustee of the fund, who were serving prior to April 25, 2025, received an annual Trustee fee, of which $111, as a quarterly retainer, was allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also were reimbursed for expenses they incurred relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to April 25, 2025, to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund, who were serving prior to April 25, 2025, and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$488,163,069	$489,330,794
U.S. government securities (Long-term)	—	—
Total	$488,163,069	$489,330,794

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2024, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2025 (based on shares outstanding as of September 30, 2024). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 366 day period ending September 30, 2024 (based on shares outstanding as of September 30, 2023). Repurchases are made when the fund’s shares are trading at less than net asset value (and, therefore, increase the net asset value per share of the fund’s remaining shares) and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund did not repurchase any of its outstanding common shares.

Master Intermediate Income Trust 53

For the previous fiscal year, the fund repurchased 375,175 common shares for an aggregate purchase price of $1,179,070, which reflected a weighted-average discount from net asset value per share of 7.84%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,772 shares of the fund (0.01% of the fund’s shares outstanding), valued at $9,508 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

					Change in
					unrealized	Shares
	Fair value as	Purchase	Sale	Investment	appreciation	outstanding	Fair value as
Name of affiliate	of 9/30/24	cost	proceeds	income	(depreciation)	at period end	of 3/31/25
Short-term investments
Putnam Government
Money Market Fund
Class P†	$18,697,139	$14,392,663	$27,217,115	$302,638	$—	5,872,687	$5,872,687
Putnam Short Term
Investment Fund
Class P‡	14,161,617	2,987,068	7,160,531	275,336	—	9,988,154	9,988,154
Total Short-term
investments	32,858,756	17,379,731	34,377,646	577,974	—		15,860,841
Investment companies
Franklin Ultra Short
Bond ETF#	—	2,650,655	—	18,077	18,529	106,682	2,669,184
Total Investment
companies	$—	$2,650,655	$—	$18,077	$18,529		$2,669,184
Totals	$32,858,756	$20,030,386	$34,377,646	$596,051	$18,529		$18,530,025

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

# Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF (Note 2).

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

54 Master Intermediate Income Trust

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$172,000,000
Written swap option contracts (contract amount)	$96,000,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$13,500,000
OTC interest rate swap contracts (notional)	$860,000
Centrally cleared interest rate swap contracts (notional)	$510,700,000
OTC total return swap contracts (notional)	$1,100,000
OTC credit default contracts (notional)	$5,200,000
Centrally cleared credit default contracts (notional)	$8,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$1,676,038*	Unrealized depreciation	$417,871
Foreign exchange
contracts	Investments, Receivables	32,245	Payables	93,232
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	2,497,802*	Unrealized depreciation	2,035,291*
Total		$4,206,085		$2,546,394

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Master Intermediate Income Trust 55

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$69,755	$69,755
Foreign exchange contracts	—	—	317,638	—	$317,638
Interest rate contracts	(454,558)	(646,834)	—	1,109,713	$8,321
Total	$(454,558)	$(646,834)	$317,638	$1,179,468	$395,714

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$280,675	$280,675
Foreign exchange contracts	—	—	65,073	—	$65,073
Interest rate contracts	(446,186)	246,942	—	163,428	$(35,816)
Total	$(446,186)	$246,942	$65,073	$444,103	$309,932

56 Master Intermediate Income Trust

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Master Intermediate Income Trust 57

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared
interest rate
swap contracts§	$—	$—	$645,384	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$645,384
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	7,951	—	—	—	—	7,951
OTC Credit default
contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	946,130	—	19,368	—	—	—	—	144,000	—	99,855	—	—	—	—	1,209,353
Centrally cleared
credit default
contracts§	—	—	494,503	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	494,503
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	6,972	—	—	—	—	—	—	—	6,972
Forward currency
contracts#	6,063	211	—	—	—	—	—	11,194	2,471	383	170	—	—	—	—	134	385	10,975	259	32,245
Forward premium
swap option
contracts#	—	—	—	79,658	—	—	2,171	—	—	—	670,297	—	—	1,534	8,250	—	—	166,665	—	928,575
Total Assets	$6,063	$211	$1,139,887	$79,658	$—	$946,130	$2,171	$30,562	$2,471	$383	$670,467	$6,972	$144,000	$1,534	$116,056	$134	$385	$177,640	$259	$3,324,983
Liabilities:
Centrally cleared
interest rate
swap contracts§	—	—	645,107	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	645,107
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold *#	13,704	—	—	—	—	207,576	—	21,647	—	—	—	65,377	40,405	—	69,162	—	—	—	—	417,871
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	489,432	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	489,432

58 Master Intermediate Income Trust	Master Intermediate Income Trust 59

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,875	$—	$—	$—	$—	$—	$—	$—	$2,875
Forward currency
contracts#	10,225	1,754	—	—	12,746	—	—	809	2,497	7,798	296	—	—	—	24,251	18,210	10,527	3,930	189	93,232
Forward premium
swap option
contracts#	97,438	—	—	85,840	16,700	—	139,838	34,494	—	—	301,899	—	—	478	—	—	—	70,931	—	747,618
Total Liabilities	$121,367	$1,754	$1,134,539	$85,840	$29,446	$207,576	$139,838	$56,950	$2,497	$7,798	$302,195	$68,252	$40,405	$478	$93,413	$18,210	$10,527	$74,861	$189	$2,396,135
Total Financial
and Derivative
Net Assets	$(115,304)	$(1,543)	$5,348	$(6,182)	$(29,446)	$738,554	$(137,667)	$(26,388)	$(26)	$(7,415)	$368,272	$(61,280)	$103,595	$1,056	$22,643	$(18,076)	$(10,142)	$102,779	$70	$928,848
Total collateral
received
(pledged)†##	$(111,709)	$(1,543)	$—	$—	$—	$690,000	$(111,709)	$(26,388)	$—	$—	$368,272	$—	$103,595	$—	$(125,844)	$—	$—	$102,779	$—
Net amount	$(3,595)	$—	$5,348	$(6,182)	$(29,446)	$48,554	$(25,958)	$—	$(26)	$(7,415)	$—	$(61,280)	$—	$1,056	$148,487	$(18,076)	$(10,142)	$—	$70
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$690,000	$—	$—	$—	$—	$350,000	$—	$138,942	$—	$—	$—	$—	$110,000	$—	$1,288,942
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$73,901	$—	$—	$—	$—	$—	$—	$—	$—	$73,901
Collateral (pledged)
(including TBA
commitments)**	$(111,709)	$(112,898)	$—	$—	$—	$—	$(111,709)	$(31,968)	$—	$—	$—	$—	$—	$—	$(125,844)	$—	$—	$—	$—	$(494,128)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $399,115 and $2,042,878, respectively.

60 Master Intermediate Income Trust	Master Intermediate Income Trust 61

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 11: New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

62 Master Intermediate Income Trust

Results of any shareholder votes (Unaudited)

April 25, 2025 annual meeting

At the meeting, each of the nominees for Trustees was elected, as follows:

	Votes for	Votes withheld
Robert D. Agdern	36,730,311	833,316
Carol L. Colman	36,820,252	743,375
Anthony Grillo	36,741,372	822,255
Eileen A. Kamerick	36,678,261	885,366
Nisha Kumar	36,721,825	841,802
Peter Mason	36,755,400	808,227
Hillary A. Sale	36,820,528	743,099
Jane E. Trust	36,718,255	845,372

At the meeting, a proposal to fix the number of Trustees at 8 was approved as follows:

Votes for	Votes against	Abstentions/Votes withheld
36,513,225	428,767	567,629

Master Intermediate Income Trust 63

Fund information

Investment Manager	Custodian	Officers
Franklin Advisers, Inc.	State Street Bank	Jane E. Trust
One Franklin Parkway	and Trust Company	President and
San Mateo, CA 94403		Chief Executive Officer
Legal Counsel
Investment Sub-Advisors	Simpson Thatcher & Bartlett, LLP	Jeanne M. Kelly
Franklin Templeton Investment		Senior Vice President
Management Limited	Trustees
Cannon Place, 78 Cannon Street	Robert D. Agdern	Thomas C. Mandia
London, England EC4N 6HL	Carol L. Colman	Senior Vice President
Anthony Grillo
Putnam Investment	Eileen A. Kamerick	Fred Jensen
Management, LLC	Nisha Kumar	Chief Compliance Officer
100 Federal Street	Peter Mason
Boston, MA 02110	Hillary A. Sale	Christopher Berarducci
	Jane E. Trust	Principal Financial Officer
Marketing Services		and Treasurer
Franklin Distributors, LLC
One Franklin Parkway		Marc A. De Oliveira
San Mateo, CA 94403		Secretary and Chief Legal Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com or franklintempleton.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Report to Stockholders in Item 1 above.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1 above, as applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2023, which was in effect between October 1, 2023 and September 30, 2024, allowed the fund to repurchase up to 4,855,961 of its shares. The program renewed by the Board in September 2024, which is in effect between October 1, 2024 and September 30, 2025, allows the fund to repurchase up to 4,818,434 of its shares.

There were no shares repurchased during the period October 1, 2024 through March 31, 2025.

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Christopher Berarducci

Christopher Berarducci Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jane E. Trust

Jane E. Trust

Chief Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Christopher Berarducci

Christopher Berarducci Principal Financial Officer

Date: May 28, 2025